Annual Fund Operating Expenses - Putnam VT Government Money Market Fund	Dec. 31, 2025
Class IA Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.36%	[2]
Class IB Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.61%	[2]

[1]	Effective September 4, 2026, the Investment Manager has contractually agreed to waive fees and/or reimburse expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) so that the total annual operating expenses of the fund will not exceed an annual rate of 0.36% of the fund’s average net assets. This obligation is expected to continue until at least one year from the date of this supplement. During its term, this obligation may not be modified or discontinued without approval of the Board of Trustees
[2]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.